Schedule of Stock Options Outstanding (Details) (USD $)	6 Months Ended
Dec. 31, 2012
Stock Options Schedule Of Stock Options Outstanding 1	0.13
Stock Options Schedule Of Stock Options Outstanding 2	$ 2,686,000
Stock Options Schedule Of Stock Options Outstanding 3	1.6
Stock Options Schedule Of Stock Options Outstanding 4	0.13